Related Party Transactions and Balances - Schedule of Related Parties that had Transactions or Balances with the Group (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Alex S. Xu [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Individual
Relationship with the Group	Founder and CEO
Hui Xu [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Individual
Relationship with the Group	Brother of Alex S. Xu
Wen Qi [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Individual
Relationship with the Group	Quality Control Manager
GTI [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Investment holding
Relationship with the Group	Shareholder of the Group, controlled by Alex S. Xu
Shanghai Aotao Industrial Co., Ltd (“Aotao”) [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Restaurant management
Relationship with the Group	Controlled by GTI
Getao Industrial (HK) Limited. (“Getao”) [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Restaurant management
Relationship with the Group	Controlled by GTI
Beifu HK [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Restaurant management
Relationship with the Group	Controlled by GTI
Shanghai Geyi Catering Management Co., Ltd. (“Geyi”) [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Restaurant management
Relationship with the Group	Controlled by GTI
Napa Infinity Winery (Shanghai) Inc. (“Napa”) [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Wine distributor
Relationship with the Group	Controlled by Hui Xu
Woyaojiu Information Technology (Shanghai) Co.,Ltd. (“Woyaojiu”) [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Wine distributor
Relationship with the Group	Controlled by Hui Xu
Yibon [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Hotel management
Relationship with the Group	Equity investee of the Group
Shanxi Hanyuanbaili Hotel Management Co., Ltd. (“Hanyuan”) [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Hotel management
Relationship with the Group	Equity investee of the Group
Shanxi Yueyuanbaili Hotel Management Co., Ltd. (“Yueyuan”) [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Hotel management
Relationship with the Group	Equity investee of the Group
Wuhan Jiangxia Deep Sleep Hotel Co. Ltd. (“Jiangxia WM”) [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Hotel management
Relationship with the Group	Equity investee of the Group
Apex(Weihai) Industrial Co., Ltd ("Apex") [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Construction
Relationship with the Group	Controlled by Hui Xu
Anhui Aoyang Daling Canyon Beverage Co. Ltd. (“Aoyang”) [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Drinking-water manufacturing
Relationship with the Group	Equity investee of the Group
Geweimei Biotechnology (Wuxi) Co., Ltd. (“Geweimei”) [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Food manufacturing
Relationship with the Group	Controlled by GTI
Shanghai Xiaoyi Health Services Co., Ltd. (“Xiaoyi”) [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		Care service provider
Relationship with the Group	Controlled by GTI
Wiselong [Member]
Schedule of Related Parties that had Transactions or Balances with the Group [Line Items]
Nature of the party		IT consulting
Relationship with the Group	Equity investee of the Group